Corporate Information	12 Months Ended
Dec. 31, 2022
Corporate Information [Abstract]
Corporate information
1	Corporate information

Sendas Distribuidora S.A. (“Sendas Distribuidora” or the “Company”) is a publicly listed company under the Novo Mercado segment of B3 S.A. – Brasil, Bolsa, Balcão (B3), under the ticker symbol “ASAI3” and on the New York Stock Exchange (NYSE), under the ticker symbol “ASAI”. The Company is mainly engaged in the retail and wholesale sale of food, bazar, and other products through its stores chain, operated under “ASSAÍ” banner. Sendas Distribuidora is based in the State of Rio de Janeiro, at Avenida Ayrton Senna, 6.000, Lote 2 – Anexo A, Jacarepaguá/RJ. As of December 31, 2022, the Company operated 263 stores and 12 Distribution Centers in 23 states and in the Federal District in Brazil.

On December 31, 2020, the Company completed a corporate reorganization (the “Transaction”) that resulted in the separation of the Company’s cash and carry business under the ASSAÍ banner from the traditional retail business of Companhia Brasileira de Distribuição (“GPA”). As a result of the Transaction, the Company ceased to be a wholly-owned subsidiary of GPA and became a direct subsidiary of Wilkes Participações S.A. (“Wilkes”), whose parent company is Casino, Guichard-Perrachon (“Casino”), a French company listed in the Paris Stock Exchange. As part of the Transaction, on December 31, 2020, the Company transferred all shares of Almacenes Éxito S.A. (“Éxito”) to GPA (see note 1.3).

1.1	Acquisition and subsequent distribution of Almacenes Éxito S.A

On November 27, 2019, the Sendas Distribuidora completed a public offering in Colombia to acquire the shares of Éxito from the public including those owned by Casino. Éxito is a Colombian company that operates the Éxito, Carulla, Super Inter, Surtimax and Surtimayorista supermarket and hypermarket banners in Colombia, the Libertad banner in Argentina and the Disco and Devoto banners in Uruguay. Additionally, Éxito also operates shopping centers in Colombia under the banner Viva. Éxito is listed on the Colombian Securities Exchange.

On December 31, 2020, as part of the Transaction, the Company distributed, to GPA, all of the shares of Éxito. As a result, Éxito and its subsidiaries (collectively, the “Éxito Group”) have been presented as discontinued operation. See notes 1.3, 1.3.1 and 29.

1.2	Listing of Sendas Distribuidora

The Transaction contemplated the listing of the Company’s common shares on the B3 and the Company’s American Depositary Shares (“ADSs”) on the NYSE.

On December 11, 2020, the Company became a publicly held company in Brazil, registered with the Brazilian Securities and Exchange Commission (“CVM”) under category “A”.

On February 10, 2021, the Company’s request to list its common shares to trade on the Novo Mercado segment of the B3 was approved, and the Company’s common shares started trading on the B3 on March 1, 2021, under the ticker symbol “ASAI3”.

On February 12, 2021, the Company’s request to list its ADSs representing common shares on the NYSE was approved, and the Company’s ADSs started trading on the NYSE on March 8, 2021, under the ticker symbol “ASAI”.

In connection with the Transaction, holders of GPA’s common shares received one common share issued by the Company for each common share of GPA held at the close of trading on February 26, 2021. In addition, holders of GPA’s ADSs received one ADS (each representing one common share of the Company) for each ADS of GPA held at the close of trading on March 2, 2021.

1.3	Corporate Reorganization

The initial study to segregate Sendas Distribuidora through a partial spin-off from its parent company GPA was approved, by the Board of Directors meeting, held on September 9, 2020.

On November 19, 2020, the Company obtained from its creditors all the necessary consents to undertake the Transaction including holders of the Company’s debentures and promissory notes, as the case may be, agreed to, among other things, amend the interest rates charged for each series of debentures, release GPA as guarantor of the Company’s debentures and promissory notes, and amend certain financial covenants upon the conclusion of the Transaction. The total amount of the renegotiated debt was R$6,644, representing 85% of the Company’s gross debt on December 31, 2020. In addition, the Company obtained a “waiver” for the compliance of the financial covenants for the period from December 31, 2020 through December 31, 2023 and as a result, the amount of R$71 was recognized in the financial result, which is recorded under cost of debt.

At meetings held on December 12, 2020 and disclosed to the market on December 14, 2020, the Board of Directors of the Company and GPA approved the Transaction to separate the cash and carry business under the ASSAÍ banner from the traditional retail business of GPA.

At the Extraordinary Shareholders’ Meeting held on December 31, 2020, shareholders of the Company and GPA approved the Transaction, as described below:

●	The Company engaged in an exchange transaction with GPA (the “Exchange Transaction”) in which certain assets of GPA were transferred to the Company in exchange for an equivalent value of the shares of Éxito held by the Company (corresponding to 9.07% of the total outstanding shares of Éxito). The assets of GPA transferred to the Company consisted of:

●	50% of the shares of Bellamar Empreendimentos e Participações Ltda. (“Bellamar”), a holding company that holds an investment in 35.76% of the shares of Financeira Itaú CBD S.A. – Crédito, Financiamento e Investimento (“FIC”), in the amount of R$769 (see note 11); and

●	five parcels of real estate (the “Real Estate Assets”), in the aggregate amount of R$146, which may be developed as sites for new stores in the future.

●	Following and contemporaneously with the Exchange Transaction, the Company distributed to GPA the remaining shares of Éxito held by the Company (corresponding to 87.80% of the total outstanding shares of Éxito).

●	The Company distributed certain assets to GPA in the net amount of R$20. GPA conducted the following capital contributions:

●	GPA transferred to the Company the net assets of stores that may be developed by the Company in the future, with a residual value of R$45;

●	GPA contributed intercompany receivables to Company for an amount of R$140; and

●	GPA contributed R$500 in cash to the Company.

In addition, on December 12, 2020, the Company entered into a Separation Agreement with GPA, which provides a framework for the Company’s relationship with GPA following the Transaction. Pursuant to the Separation Agreement, the Company recognized certain assets and liabilities related to contingencies and their related judicial deposits for which the parties have agreed to be responsible following the Transaction, in a net amount of R$127.

1.3.1	Derecognition of Éxito subsidiary

As mentioned in note 1.1, the following is Éxito’s balance sheets as of December 31, 2020, which were derecognized in the Company’s consolidated balance sheet as a result of the Transaction described above. Upon the derecognition Éxito, which was the Company’s only subsidiary, the Company no longer presents consolidated financial statements.

As of December 31, 2020 (Transaction date)
Current assets
Cash and cash equivalents	3,687
Trade receivables	384
Other accounts receivables	220
Inventories	2,993
Recoverable taxes	570
Other current assets	130
7,984
Assets held for sale	30

Total current assets	8,014
Non-current assets
Related parties	82
Restricted deposits for legal proceedings	3
Other non-current assets	171
Investments	480
Investment properties	3,639
Property, plant and equipment	10,504
Intangible assets	4,051
Total non-current assets	18,930
Total assets	26,944
Current liabilities
Trade payable	6,449
Borrowings and financing	1,051
Payroll and related taxes	375
Lease liabilities	377
Related parties	77
Taxes and social contributions payable	288
Acquisition of non-controlling interest	636
Deferred revenues	200
Dividends payable	40
Other current liabilities	236
Total current liabilities	9,729
Non-current liabilities
Borrowings and financing	520
Deferred income tax and social contribution	883
Provision for legal proceedings	139
Lease liabilities	2,039
Other non-current liabilities	39
Total non-current liabilities	3,620
Shareholders´ equity
Total shareholders´ equity	13,595
Total Liabilities and Shareholders´ equity	26,944

1.4	Sale and Leaseback Transaction

On July 19, 2021, the Company entered into the “Private Instrument of Commitment of Real Estate Investment, Commitment of Purchase and Sale of Real Estate and Incorporation of Real Right of Surface, Under Suspensive Conditions and Other Covenants” (the “Instrument”) with an investment fund managed by BRL Trust Distribuidora de Títulos e Valores Mobiliários S.A. and managed by TRX Gestora de Recursos Ltda. The purpose of the Instrument is the sale, development and lease of five properties of the Company located in the States of São Paulo, Rio de Janeiro and Rondônia.

The transaction includes the sale of five properties, over which construction and real estate development project should be carried out. The total sales price to be received by the Company is R$364. The sales price and cost amount of the construction of the properties will be the basis for defining the final amount of the properties’ monthly rents. The assets transferred to “assets held for sale” was in amount of R$349 (see note 12.3).

The Company concluded the sale of three of these properties during 2021 in a total amount of R$209. In December 2022, the Company concluded the sale of the remaining properties in the total amount of R$165.

1.5	Conversion of Extra Hiper stores into ASSAÍ stores

On October 14, 2021, the Board of Directors of the Company and GPA approved a transaction involving the conversion of Extra Hiper stores, operated by GPA, into cash & carry stores which will be operated by the Company under the ASSAÍ banner (“Extra Transaction”).

On December 16, 2021, the Company and GPA signed the “Agreement for Onerous Assignment of Exploration Rights of Commercial Points and Other Agreements” (the “Agreement”), governing the transfer to the Company the exploitation rights of up to 70 commercial points located in several states in Brazil and the Federal District (17 properties owned by GPA and 53 properties owned by third parties), currently operated by GPA for a total amount of up to R$3,973, to be paid by the Company, in installments between December 2021 and January 2024, adjusted by CDI + 1.2% per year, which may also involve the acquisition by the Company of some store equipment.

On December 29, 2021, following the completion of the necessary conditions precedent, the Company and GPA signed an agreement for the purchase and sale of 20 commercial rights (6 properties owned by GPA and 14 properties owned by third parties) and property, plant and equipment (lands and buildings) of 6 properties owned by GPA in the total amount of R$1,201, located in the states of Paraná, São Paulo, Rio de Janeiro, Minas Gerais, Bahia, Pernambuco and the Federal District, (see notes 10.1 and 15). At the same date the Company paid the amount of R$1,000 to GPA related to these acquisitions. The 6 properties owned by GPA were classified as held for sale, for an amount of R$403 (see note 27) as of December 31, 2021.

On February 25, 2022, GPA and the Company sold the 17 GPA owned properties (11 properties not transferred yet to the Company and 6 properties already acquired by the Company) with a total sale price of up to R$1,200, to a real estate investment fund Barzel Properties (“Fund”) with the intervention and guarantee by the Company. On April 13, 2022, the Brazilian antitrust agency (“CADE”) issued a favorable opinion without restrictions on the sale of the 17 properties owned by GPA to the Fund.

The closing of the Extra Transaction was subject to the fulfillment of certain conditions, including, but not limited to, obtaining the consent of the property owners and demobilization of the stores by GPA. This transaction is not subject to the approval by the antitrust authorities (except the sale of the 17 stores to the Fund, as described below).

On August 17, 2022, the Board of Directors of GPA approved GPA’s management to enter into a credit assignment agreements with a financial institution, with Company’s consent, to anticipate the installments between 2023 and 2024 due by the Company, see note 14.3.

On December 23, 2022, the Board of Directors of the Company and GPA approved the postponement of the installment that would be paid on December 29, 2022, to GPA in the amount of R$956 to October 23, 2023. This postponement occurred for operational reasons, as the payment schedule of the installment to GPA considered the delivery of stores on certain dates and compliance with certain preconditions, such as obtaining consent from property owners and demobilization of stores by GPA. For this installment, a new credit assignment agreement with a financial institution was entered into by GPA, with the same characteristics as the previously entered into agreement and with the Company’s consent, see note 14.3.

On December 26, 2022, the Board of Directors of the Company and GPA confirmed that 4 properties were not the subject of the Extra Transaction, so in the conclusion remained with 66 properties, with adjustment in the purchase price from R$3,973 to R$3,928.

As of December 31, 2022, the Company and GPA completed the transfer of 46 commercial points in the amount of R$3,130 (20 commercial points as of December 31, 2021 in the amount of R$798) totaling 66 properties, including the 17 properties owned by GPA in the amount of R$1,200, located in the Southeast, North, Northeast and Midwest regions and in the Federal District, which had fulfilled the conditions precedent, see notes 10, 13 and 14. The Company made the total payment of R$1,850 (R$850 as of March 31, 2022 and R$1,000 as of December 31, 2021) to GPA related to these acquisitions. Of the 17 properties owned by GPA that were recorded under “Assets held for sale”, 16 properties were sold to the Fund. The remaining balance related to 1 property is R$95 (R$403 as of December 31, 2021), see note 27.

The Company incurred expenses with legal fees, appraisal reports and due diligence, related to the operation, and these expenses were recorded in “Other operating income and expenses, net” in the statement of operations, see note 23.

1.6	Going concern analysis

The management has assessed the Company’s ability to continue operating in a foreseeable future and concluded that Company has ability to maintain its operations and systems working regularly. Therefore, the management is not aware of any material uncertainty that could indicates significant doubts about its ability to continue operating. The financial statements have been prepared based on the assumption of business continuity.